Right of Use Assets and Lease Liabilities - Summary of Right of Use Asset and Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Types of Original Assets
Types of Original Assets	¥ 583,068	¥ 532,835
Land [Member]
Types of Original Assets
Types of Original Assets	73,694	60,388
Buildings [Member]
Types of Original Assets
Types of Original Assets	355,489	341,408
Other [Member]
Types of Original Assets
Types of Original Assets	¥ 153,885	¥ 131,040